Intangible Assets - Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 7,000,000	$ 500,000	$ 20,100,000	$ 800,000
Amortization expense, remainder of fiscal year	7,000,000		7,000,000
Amortization expense 2023	8,600,000		8,600,000
Amortization expense 2024	8,600,000		8,600,000
Amortization expense 2025	8,600,000		8,600,000
Amortization expense 2026	8,600,000		8,600,000
Amortization expense 2027	$ 800,000		$ 800,000